CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 72,764	$ 27,864	$ 33,459
Cost of revenue	9,251	7,930	2,004
Gross profit	63,513	19,934	31,455
Operating expenses:
Research and development expenses, net	22,757	24,810	34,472
Marketing and business development expenses	539	576	244
General and administrative expenses	8,891	9,439	9,731
Total operating expenses	32,187	34,825	44,447
Operating profit (loss)	31,326	(14,891)	(12,992)
Financial and other income, net	4,071	5,182	3,208
Profit (loss) before taxes on income	35,397	(9,709)	(9,784)
Taxes on income, net	54	4,522	8,970
Net profit (loss)	$ 35,343	$ (14,231)	$ (18,754)
Basic net profit (loss) per share	$ 0.38	$ (0.16)	$ (0.21)
Diluted profit (loss) per ordinary share	$ 0.38	$ (0.16)	$ (0.21)
Other comprehensive profit (loss):
Unrealized gain (loss) arising during the period from marketable securities	$ (3)	$ 9	$ 2
Total comprehensive profit (loss)	$ 35,340	$ (14,222)	$ (18,752)
Weighted average number of ordinary shares used in computing basic net profit (loss) per share	93,425,341	89,528,031	87,633,298
Weighted average number of ordinary shares used in computing diluted net profit (loss) per share	93,815,083	89,528,031	87,633,298